Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Advisers Investment Trust
Prospectus Date	rr_ProspectusDate	Jul. 18, 2020
JOHCM Credit Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY JOHCM CREDIT INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the JOHCM Credit Income Fund (the “Fund”) is to preserve capital and deliver returns through a combination of income and modest capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year is not available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1-year example. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets in fixed income securities across a wide range of maturities. The securities can include investment grade corporate debt, high yield securities (higher risk, lower rated fixed income securities rated below BBB- by S&P or below Baa3 by Moody’s, also known as “junk bonds”), convertible bonds (including contingent convertible bonds), preferred stock, floating-rate debt, collateralized debt, municipal debt, foreign debt (including in emerging markets), commercial paper, loans and loan participations. The Fund may also invest up to 10% of its net assets in dividend paying equities of companies of any size. Additionally, the Fund may also invest in foreign debt (including in emerging markets) and/or depositary receipts. Emerging market countries are those countries included in the MSCI Emerging Markets Index and MSCI Frontier Markets Index, countries with low to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank), and other countries with similar emerging market characteristics. The Fund’s investments in any one sector may exceed 25% of its net assets. The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”).

The Advisers seeks to build a portfolio that reflects their investment views across the fixed income markets that is consistent with the Fund’s objective of preserving capital and delivering returns through a combination of income and modest capital appreciation. The Advisers seeks to identify investments in companies that produce resilient income streams by primarily evaluating a business’s durability and capacity to avoid permanent impairment of capital; a company’s financial position, particularly its cash flow, stability of revenues and cost structure; and an investment’s corporate and legal structure. As market conditions change, the volatility and attractiveness of sectors, securities, and strategies can change as well. To optimize the Fund’s risk/return, the portfolio managers may dynamically adjust the mix of different asset class exposures.

Under certain market conditions, the Fund may, for the purposes of hedging, invest in various asset classes that the Adviser believes will protect capital and reduce the overall volatility of the Fund. These asset classes may include, but are not limited to exchange-traded funds that primarily invest in gold and precious metals; inflation-linked investments; and currency hedging instruments such as currency forward contracts and currency futures. The Fund may also use hedging and derivative instruments to reduce certain risk exposures present in the Fund’s holdings.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund. All of the risks listed below are material to the Fund, regardless of the order in which they appear.

Credit Risk. An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.

Interest Rate Risk. When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. When interest rates fall, the value of fixed income securities generally increase. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. Your investment will decline in value if the value of the Fund’s investments decreases.

High Yield (“Junk Bond”) Investments Risk. Below investment grade fixed income securities, also known as “junk bonds,” are not investment grade and are generally considered speculative because they present a greater risk of loss than higher quality debt securities. These lower-rated or defaulted debt securities may fluctuate more in price, and are less liquid than higher-rated securities because issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy.

Foreign & Emerging Markets Risk. Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Investing in emerging market securities magnifies the risks inherent in foreign investments. The potential departure of one or more countries from the European Union may have significant political and financial consequences for global markets.

Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value.

Loan-Related Investments Risk. In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment.

Currency Risk. Investments in foreign countries are also subject to currency risk. As the Fund’s investments in foreign securities are generally denominated in foreign currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints.

Hedging Risk. Hedging is a strategy in which the Fund uses a derivative or other security to offset certain risks associated with other Fund holdings or to render the portfolio more resilient to market fluctuations. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

Derivatives Risk. The Fund may use derivatives (including futures and forward contracts) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

Convertible Securities Risk. Convertible securities subject the Fund to the risks associated with both fixed-income securities and equity securities. If a convertible security’s investment value is greater than its conversion value, its price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Certain “triggering events” may cause the Fund to lose the principal amount invested in a contingent convertible security and coupon payments on contingent convertible securities may be discretionary and cancelled by the issuer. Due to these factors, the value of contingent convertible securities is unpredictable, and holders of contingent convertible securities may suffer a loss of capital when comparable equity holders do not.

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. Price volatility is the principal risk of investing in the Fund. Investments in small capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.

Investment Company Risk. If the Fund invests in shares of another investment company, shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases investment company securities, including ETFs and closed-end funds. Furthermore, investments in other funds could affect the timing, amount, and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

ETF Risk. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.

Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative, or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.

Municipal Securities Risk. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds.

Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

CLO Risk. Collateralized loan obligations (“CLOs”) issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depends largely on the tranche and the type of the underlying debts and loans in the tranche. Investments in subordinate tranches may carry greater risk. CLOs also carry risks including, but not limited to, interest rate risk and credit risk.

LIBOR Risk. Instruments in which the Fund invests may pay interest at floating rates based on the London Interbank Offered Rate (“LIBOR”) or may be subject to interest caps or floors based on LIBOR. The use of LIBOR will be phased out by the end of 2021. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments which reference LIBOR and lead to significant short-term and long-term uncertainty and market instability.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Limited History of Operations. The Fund is a newly organized, diversified, open-end management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, including pandemics and epidemics have been and may be highly disruptive to economies and markets in ways that cannot necessarily be foreseen. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries. Any such events could have a significant adverse impact on the value of the Fund’s investments.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund has not yet commenced operations, no performance history is available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not yet commenced operations, no performance history is available.
JOHCM Credit Income Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	2.29%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.84%	[1]
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.15%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	0.69%	[1]
1 year	rr_ExpenseExampleYear01	$ 70
3 years	rr_ExpenseExampleYear03	$ 676
JOHCM Credit Income Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	2.29%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.94%	[1]
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.15%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	0.79%	[1]
1 year	rr_ExpenseExampleYear01	$ 81
3 years	rr_ExpenseExampleYear03	$ 706
JOHCM Credit Income Fund | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	2.29%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.09%	[1]
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.15%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	0.94%	[1]
1 year	rr_ExpenseExampleYear01	$ 96
3 years	rr_ExpenseExampleYear03	$ 751

[1]	Expenses are based on estimated amounts for the current fiscal year.
[2]	J O Hambro Capital Management Limited (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.69%, 0.79%, and 0.94% for Institutional Shares, Class I Shares, and Class II Shares, respectively, until January 28, 2022. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Advisory Agreement.